SUBSEQUENT EVENTS (Details Narrative) - USD ($)	Sep. 14, 2021	Sep. 13, 2021	Sep. 01, 2021	Aug. 31, 2021	Jul. 15, 2021	Jul. 11, 2021	Jul. 11, 2021	May 26, 2021	Mar. 30, 2021	Feb. 10, 2021	Jan. 25, 2021	Jan. 18, 2021	Jan. 08, 2021	Jan. 08, 2021	Mar. 12, 2020	Jun. 01, 2021	May 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Subsequent Event [Line Items]
Description of mile stone payments									EZ Global and D.S Raider entered into a first extension letter-agreement to the Share Purchase Agreement (the “First Extension”), pursuant to which the parties agreed to extend the proposed closing date of the Acquisition to May 15, 2021, provided that EZ Global shall make a first milestone payment of $1,850,000 by April 15, 2021 and a second milestone payment of $2,000,000 by April 30, 2021.
Notes payable																	$ 2,906,273	$ 274,195
Mon-cancelable operating leases																	$ 10,425
Secured Convertible Note Payable [Member]
Subsequent Event [Line Items]
Notes payable											$ 100,000	$ 60,000	$ 500,000	$ 500,000
Percentage of interest													8.00%	8.00%
Debt converted, shares											35,377	35,377
Description of convertible notes													Convertible at a 35% discount to the price per share to be offered to investors in the subsequent financing to complete the acquisition of D.S Raider.	convertible at a 35% discount to price of financing used to complete the acquisition of D.S Raider.
E-Waste Corp Note Payable [Member]
Subsequent Event [Line Items]
Notes payable								$ 2,000,000
Percentage of interest								5.00%
Description of payments of notes payable								The Borrowers agreed not to incur any debt ranking senior to or pari passu with the amount due under the Note, other than (a) indebtedness in connection with the contemplated Merger, (b) indebtedness incurred in the ordinary course of Borrowers’ business up to $5,000, and (c) the obligations of EZ Raider LLC is secured by a first priority interest on all the assets of EZ Raider to an investor pursuant to an outstanding convertible note in the principal amount of $500,000.
6% Prommisory Note payable [Member]
Subsequent Event [Line Items]
Notes payable															$ 200,000
Percentage of interest															6.00%
Debt, maturity date															Mar. 16, 2021
Ds Raider [Member]
Subsequent Event [Line Items]
Convertible promissory note																$ 250,000
Percentage of ownership acquired										100.00%
Number of shares issued										30,000,000
Minimum equity financing										$ 40,000,000
Subsequent Event [Member]
Subsequent Event [Line Items]
Lease monthly payment					$ 6,500
Lease expiration date					Aug. 31, 2022
Mon-cancelable operating leases				$ 27,800
Subsequent Event [Member] | 6% Prommisory Note payable [Member]
Subsequent Event [Line Items]
Percentage of interest						6.00%	6.00%
Debt, maturity date						Mar. 16, 2022
Subsequent Event [Member] | Three Separate Debt Settlement Agreements [Member]
Subsequent Event [Line Items]
Debt converted, value			$ 414,857
Subsequent Event [Member] | Restricted Stock [Member]
Subsequent Event [Line Items]
Number of shares issued for services						154,000
Shares issued, per share						$ 0.001	$ 0.001
Debt converted, shares			249,180
Subsequent Event [Member] | Restricted Stock [Member] | Subscription Agreements [Member]
Subsequent Event [Line Items]
Number of shares issued for services		281,250
Shares issued, per share		$ 1.60
Subsequent Event [Member] | Second Extension of Share Purchase Agreement [Member]
Subsequent Event [Line Items]
Number of shares issued				294,103
Escroe deposit amount				$ 3,850,000
Business acquisition share price				$ 0.01
Value of sahres issued for merger and acquisition				$ 55,000,000
Subsequent Event [Member] | Share Purchase Agreement [Member]
Subsequent Event [Line Items]
Percentage of ownership acquired						100.00%	100.00%
Number of shares issued						10,000,000
Subsequent Event [Member] | Share Purchase Agreement [Member] | Restricted Stock [Member]
Subsequent Event [Line Items]
Number of shares cancelled						1,000,000
Subsequent Event [Member] | Merger Agreement With EWaste [Member]
Subsequent Event [Line Items]
Number of shares issued	28,550,000
Subsequent Event [Member] | EZ Global [Member]
Subsequent Event [Line Items]
Debt converted, shares							154,895